Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation
— The consolidated financial statements include the accounts for the Parent Company and all of its wholly-owned subsidiaries after elimination of intercompany transactions, profits, and balances.

Revenue from Contract with Customer [Policy Text Block]
Revenue Recognition
— Revenue recognition is completed primarily at a point in time basis when product control is transferred to the customer.  In general, control transfers to the customer when the product is shipped or delivered to the customer based upon applicable shipping terms, as the customer can direct the use and obtain substantially all of the remaining benefits from the asset at this point in time.  See Note
4,
Revenue Recognition, for further discussion of the policy.

Trade promotions are an important component of the sales and marketing of the Company’s branded products, and are critical to the support of the business. Trade promotion costs, which are recorded as a reduction of sales, include amounts paid to retailers for shelf space, to obtain favorable display positions and to offer temporary price reductions for the sale of our products to consumers. Accruals for trade promotions are recorded primarily at the time of sale to the retailer based on expected levels of performance. Settlement of these liabilities typically occurs in subsequent periods primarily through an authorized process for deductions taken by a retailer from amounts otherwise due to the Company. As a result, the ultimate cost of a trade promotion program is dependent on the relative success of the events and the actions and level of deductions taken by retailers. Final determination of the permissible deductions may
take extended periods of time.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk
— Financial instruments that potentially subject the Company to credit risk consist of trade receivables and interest-bearing investments. Wholesale and retail food distributors comprise a significant portion of the trade receivables; collateral is generally not
required. A relatively limited number of customers account for a large percentage of the Company’s total sales. Green Giant sales to B & G Foods represented
9%,
and
6%
of net sales in each of
2020
and
2019,
respectively. The top
ten
customers, including B & G Foods, represented approximately
49%,
and
47%
of net sales for
2020
and
2019,
respectively. The Company closely monitors the credit risk associated with its customers. The Company places substantially all of its interest-bearing investments with financial institutions and monitors credit exposure. Cash and short-term investments in certain accounts exceed the federal insured limit; however, the Company has not
experienced any losses in such accounts.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash Equivalents — The Company considers all highly liquid instruments purchased with an original maturity of three months or less as cash equivalents.
Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments
—
The carrying values of cash and cash equivalents (Level
1
), accounts receivable, short-term debt (Level
2
) and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. See Note
11,
Fair Value of Financial Instruments, for a discussion of the fair value of long-term debt.

The
three
-tier value hierarchy is utilized to prioritize the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices in active markets (Level
1
) and the lowest priority to unobserved inputs (Level
3
). The
three
levels are defined as follows:

●	Level 1 - Quoted prices for identical instruments in active markets.

●
Level
2
- Quoted prices for similar instruments; quoted prices for identical or similar instruments in markets that are not
active; and model-derived valuations in which all significant inputs or significant value-drivers are observable.

●	Level 3 - Model-derived valuations in which one or more inputs or value-drivers are both significant to the fair value measurement and unobservable.

Deferred Charges, Policy [Policy Text Block]
Deferred Financing Costs
— Deferred financing costs incurred in obtaining debt are amortized on a straight-line basis over the term of the debt, which is not
materially different than using the effective interest rate method. As of
March 31, 2020
there were
$0.3
million of unamortized financing cost included in other current assets and
$0.1
million of unamortized financing costs included as a contra to long-term debt and current portion of long-term debt on the Consolidated Balance Sheets.

Inventory, Policy [Policy Text Block]	Inventories — Substantially all inventories are stated at the lower of cost; determined under the last-in, first -out (“LIFO”) method; or market.
Income Tax, Policy [Policy Text Block]
Inc
ome Taxes
— The provision for income taxes includes federal and state income taxes currently payable and those deferred because of temporary differences between the financial statement and tax basis of assets and liabilities and tax credit carryforwards. The Company uses the flow-through method to account for its investment tax credits.

The Company evaluates the likelihood of realization of its net deferred income tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization are the Company’s forecast of future taxable income, the projected reversal of temporary differences and available tax planning strategies that could be implemented to realize the net deferred income tax assets.

Current rules on the accounting for uncertainty on income taxes prescribe a minimum recognition threshold for a tax position taken or expected to be taken in a tax return that is required to be met before being recognized in the financial statements. Those rules also provide guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company recognizes interest and penalties accrued on unrecognized tax benefits as well as interest received from favorable settlements within income tax expense.

Assets Held for Sale, Policy [Policy Text Block]
Assets Held for Sale
—
The Company classifies property and equipment as held for sale when certain criteria are met. At such time, the properties, including significant assets that are expected to be transferred as part of a sale transaction, are presented separately on the consolidated balance sheet at the lower of carrying value or estimated fair value less costs to sell and depreciation is no
longer recognized. Assets classified as held for sale included buildings, land and equipment.

Discontinued Operations, Policy [Policy Text Block]
Discontinued Operations
— Discontinued operations comprise those activities that have been disposed of during the period or that have been classified as held for sale at the end of the period, and represent a separate major line of business or geographical area that can be clearly distinguished for operational and financial reporting purposes. In fiscal
2019,
the Company sold its Modesto fruit operations and began reporting the results of operations, cash flows and the balance sheet amounts pertaining to this as a component of discontinued operations in the consolidated financial statements.

Unless otherwise indicated, information in the notes to the consolidated financial statements relates to continuing operations.

Advertising Cost [Policy Text Block]	Advertising Costs — Advertising costs are expensed as incurred. Advertising costs charged to continuing operations were $2.2 million and $2.1 million in 2020 and 2019, respectively.
Earnings Per Share, Policy [Policy Text Block]
Earnings per Common Share
— The Company has
three
series of convertible preferred stock, which are deemed to be participating securities that are entitled to participate in any dividend on Class A common stock as if the preferred stock had been converted into common stock immediately prior to the record date for such dividend. Basic earnings per share for common stock is calculated using the “two-class” method by dividing the earnings attributable to common stockholders by the weighted average of common shares outstanding during the period. Restricted stock is included in all earnings per share calculations.

Diluted earnings per share is calculated by dividing earnings attributable to common stockholders by the sum of the weighted average common shares outstanding plus the dilutive effect of convertible preferred stock using the “if-converted” method, which treats the contingently-issuable shares of convertible preferred stock as common stock.

Years ended March 31,	2020	2019
Continuing Operations	(In thousands, except per share amounts)
Basic
Continuing operations earnings (loss)	$51,188	$(36,483)
Deduct preferred stock dividends	23	23
Undistributed earnings (loss)	51,165	(36,506)
Earnings (loss) attributable to participating preferred shareholders	206	(143)
Earnings (loss) attributable to common shareholders	$50,959	$(36,363)
Weighted average common shares outstanding	9,264	9,652
Basic earnings (loss) from continuing operations per common share	$5.50	$(3.77)
Diluted
Earnings (loss) attributable to common shareholders	$50,959	$(36,363)
Add dividends on convertible preferred stock	20	-
Earnings (loss) attributable to common stock on a diluted basis	$50,979	$(36,363)
Weighted average common shares outstanding-basic	9,264	9,652
Additional shares to be issued related to the equity compensation plan	2	-
Additional shares to be issued under full conversion of preferred stock	67	-
Total shares for diluted	9,333	9,652
Diluted earnings (loss) from continuing operations per share	$5.46	$(3.77)

Years ended March 31,	2020	2019
Discontinued Operations	(In thousands, except per share amounts)
Basic
Discontinued operations earnings	$1,147	$42,230
Deduct preferred stock dividends	23	23
Undistributed earnings	1,124	42,207
Earnings attributable to participating preferred shareholders	5	166
Earnings attributable to common shareholders	$1,119	$42,041
Weighted average common shares outstanding	9,264	9,652
Basic earnings from discontinued operations per common share	$0.12	$4.36
Diluted
Earnings attributable to common shareholders	$1,119	$42,041
Add dividends on convertible preferred stock	20	20
Earnings attributable to common stock on a diluted basis	$1,139	$42,061
Weighted average common shares outstanding-basic	9,264	9,652
Additional shares to be issued related to the equity compensation plan	2	3
Additional shares to be issued under full conversion of preferred stock	67	67
Total shares for diluted	9,333	9,722
Diluted earnings from discontinued operations per share	$0.12	$4.33

Note: For fiscal
2019
addbacks for equity compensation and additional shares that were anti-dilutive were excluded from diluted earnings per share from continuing operations calculations.

Depreciation, Depletion, and Amortization [Policy Text Block]
Depreciation and Valuation
— Property, plant, and equipment are stated at cost. Interest incurred during the construction of major projects is capitalized. For financial reporting, the Company provides for depreciation on the straight-line method at rates based upon the estimated useful lives of the various assets. Depreciation was
$26.1
million and
$29.5
million, in
2020,
and
2019,
respectively. The estimated useful lives are as follows: buildings and improvements —
30
 years; machinery and equipment —
10
-
15
 years; computer software —
3
-
5
 years; vehicles —
3
-
7
 years; and land improvements —
10
-
20
 years.

The Company assesses its long-lived assets for impairment whenever there is an indicator of impairment. Impairment losses are evaluated if the estimated undiscounted cash flows from using the assets are less than carrying value. A loss is recognized when the carrying value of an asset exceeds its fair value. There were no
significant impairment losses in
2020.
There was a
$7.8
million impairment loss recorded in
2019
related to a Northwest plant.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates in the Preparation of Financial Statements
— The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the related revenues and expenses during the reporting period. Actual amounts could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Standards
In
February 2016,
the FASB issued ASU
2016
-
02,
“Leases.” ASU
2016
-
02
establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than
12
months. In
July 2018,
the FASB issued ASU
No.
2018
-
11,
Targeted Improvements – Leases (Topic
842
)." This update provides an optional transition method that allows entities to elect to apply the standard retrospectively at the beginning of the period of adoption, versus recasting the prior periods presented. If elected, an entity would recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. This guidance is effective for annual periods beginning after
December 15, 2018.
We adopted ASU
2016
-
02
as of
April 1, 2019,
using the optional transition method provided by ASU
2018
-
11.
  The standard resulted in the initial recognition of
$88,333,000
of total operating lease assets and
$91,025,000
of net operating lease liabilities and a net adjustment to retained earnings totaling
$2,019,000
(
$2,692,000
less tax effect of
$673,000
) on the Condensed Consolidated Balance Sheet on
April 1, 2019.
The standard did
not
materially impact the Condensed Consolidated Statement of Income or Condensed Consolidated Statement of Cash Flows. At adoption, the Company recorded an adjustment to retained earnings of
$2,019,000,
which includes an impairment loss that was related to a Northwest plant impairment which was incurred in
March 2019
just prior to adoption of this standard. The disclosures required by the recently adopted accounting standard are included in Note
7
of the Notes to the Condensed Consolidated Financial Statements.

In
August 2018,
the FASB issued ASU
No.
2018
-
14,
Compensation—Retirement Benefits—Defined Benefit Plans—General (Topic
715
-
20
): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans
, which modifies the disclosure requirements for defined benefit pension plans and other postretirement plans. ASU
2018
-
14
is effective for annual periods beginning after
December 15, 2020,
with early adoption permitted. The amendments in this ASU should be applied on a retrospective basis to all periods presented. We are currently evaluating the effect that ASU
2018
-
14
will have on our condensed consolidated financial statements and related disclosures.

In
December 2019,
the FASB issued ASU
No.
2019
-
12
to simplify the accounting for income taxes by removing certain exceptions to the general principles and simplify areas such as franchise taxes, step-up in tax basis goodwill, separate entity financial statements and interim recognition of enacted tax laws or rate changes. The new standard will be effective for the Company in the first
quarter fiscal year
2022.
We are currently evaluating the effect that the new standard will have on the Company’s financial position, results of operations and related disclosures.

In
June 2016,
the FASB issued ASU
No.
2016
-
13,
"Financial Instruments - Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments," which was subsequently amended in
November 2018
through ASU
No.
2018
-
19,
"Codification Improvements to Topic
326,
Financial Instruments - Credit Losses." ASU
No.
2016
-
13
will require entities to estimate lifetime expected credit losses for trade and other receivables along with other financial instruments which will result in earlier recognition of credit losses. Further, the new credit loss model will affect how entities in all industries estimate their allowance for losses for receivables that are current with respect to their payment terms. In
November 2019,
the FASB issued ASU
No.
2019
-
10,
which, among other things, deferred the application of the new guidance on credit losses for smaller reporting companies to fiscal years beginning after
December 15, 2022,
including interim periods within those fiscal years. This guidance will be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first
reporting period in which the guidance is effective (i.e., a modified-retrospective approach). Under the above-mentioned deferral, the Company expects to adopt ASU
No.
2016
-
03,
and the related ASU
No.
2018
-
19
amendments, beginning as of
April 1, 2023
and is in the process of assessing the impact, if any, that this new guidance is expected to have on the Company’s results of operations, financial condition and/or financial statement disclosures.

Reclassification, Comparability Adjustment [Policy Text Block]	Reclassifications — Certain previously reported amounts have been reclassified to conform to the current period classification.